Commitments - Commitments Received (Details) - EUR (€)	Apr. 01, 2022	Mar. 31, 2022	Nov. 01, 2021	Apr. 01, 2018	Jan. 01, 2017	Mar. 21, 2016	Oct. 13, 2015	Dec. 31, 2022
Agreement with Novolyze | Premises and facilities
Commitments
Rental period							36 months
Amount of monthly rent	€ 8,000.0		€ 6,200
Annual increase of rent in percentage	2.00%		2.00%
Total amount of commitment received								€ 103,500
Commitments relating to future payments								199,100
Agreement with Synthecob | Research equipment and services
Commitments
Rental period						2 years
Amount of monthly rent	€ 2,900	€ 2,700		€ 2,500	€ 2,400
Annual increase of rent in percentage	1.00%
Total amount of commitment received								58,600
Commitments relating to future payments								€ 69,600